================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-PX

                               -----------------

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21724

                               -----------------

                AllianzGI International & Premium Strategy Fund
              (Exact name of registrant as specified in charter)

                               -----------------

                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

                               -----------------

                 Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                              New York, NY 10019
                    (Name and Address of Agent for Service)

                               -----------------

       Registrant's telephone number, including area code: 212-739-3000

                     Date of fiscal year end: February 28

         Date of reporting period: July 1, 2012 through June 30, 2013

================================================================================

Item 1. Proxy Voting Record

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :            811-21724

Name of Registrant:      AllianzGI International & Premium Strategy Fund
                         (formerly, AGIC International & Premium Strategy Fund)

Address of Principal Executive Offices:
                       1633 Broadway
                       New York, New York 10019
Name and address of agent of service:
                       Allianz Global Investors Fund Management LLC
                       AllianzGI International & Premium Strategy Fund 1633 Broadway
                       New York, New York 10019

Registrant's telephone number including area code:
                       212-739-3000

Date of reporting period:
                       07/01/2012    -   06/30/2013





________________________________________________________________________________
Registrant Name : AllianzGI International & Premium Strategy Fund
Fund Name : AllianzGI International & Premium Strategy Fund
            (formerly, AGIC International & Premium Strategy Fund)


The fund did not vote proxies relating to portfolio securities during the period covered by this report.

________________________________________________________________________________

SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   (Registrant):     AllianzGI International & Premium Strategy Fund

By (Signature and Title)*:  /s/ Brian Shlissel
                            ------------------------------------
                            Name: Brian Shlissel
                            Title: President and Chief Executive Officer

Date: August 27, 2013

* Print the name and title of each signing officer under his or her signature.